Organization and Summary of Significant Accounting Policies (Details 5) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 29, 2014	Jun. 30, 2013	Jul. 01, 2012
Activity related to the repair and maintenance supply parts reserve
Balance, Beginning of Year	$ 500	$ 500	$ 695
Provision Charged to Expense	102	195	200
Amounts Written Off	17	195	395
Balance, End of Year	$ 585	$ 500	$ 500